Subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Einride A B [Member]
IfrsStatementLineItems [Line Items]
Incorporated	Sweden
Einride Austria Gmb H [Member]
IfrsStatementLineItems [Line Items]
Incorporated	Austria
Ownership	100.00%	100.00%
Einride Technologies Austria Gmb H [Member]
IfrsStatementLineItems [Line Items]
Incorporated	Austria
Ownership	100.00%	100.00%
Einride Technologies Belgium B V [Member]
IfrsStatementLineItems [Line Items]
Incorporated	Belgium
Ownership	100.00%	100.00%
Einride Cayman Sub Limited [Member]
IfrsStatementLineItems [Line Items]
Incorporated	Cayman Islands
Ownership	100.00%	0.00%
Einride Technologies Germany Gmb H [Member]
IfrsStatementLineItems [Line Items]
Incorporated	Germany
Ownership	100.00%	100.00%
Einride Germany Gmb H [Member]
IfrsStatementLineItems [Line Items]
Incorporated	Germany
Ownership	100.00%	100.00%
Einride Technologies U K Ltd [Member]
IfrsStatementLineItems [Line Items]
Incorporated	Great Britain
Ownership	100.00%	100.00%
Einride U K Ltd [Member]
IfrsStatementLineItems [Line Items]
Incorporated	Great Britain
Ownership	100.00%	100.00%
Einride Technologies Netherlands B V [Member]
IfrsStatementLineItems [Line Items]
Incorporated	Netherlands
Ownership	100.00%	100.00%
Einride Benelux B V [Member]
IfrsStatementLineItems [Line Items]
Incorporated	Netherlands
Ownership	100.00%	100.00%
Einride Technologies Norway A S [Member]
IfrsStatementLineItems [Line Items]
Incorporated	Norway
Ownership	100.00%	100.00%
Einride Norway A S [Member]
IfrsStatementLineItems [Line Items]
Incorporated	Norway
Ownership	100.00%	100.00%
Einride Holding A B [Member]
IfrsStatementLineItems [Line Items]
Incorporated	Sweden
Ownership	100.00%	100.00%
Einride Autonomous Technologies A B [Member]
IfrsStatementLineItems [Line Items]
Incorporated	Sweden
Ownership	100.00%	100.00%
Einride Mid Co A B [Member]
IfrsStatementLineItems [Line Items]
Incorporated	Sweden
Ownership	100.00%	100.00%
Einride Sweden A B [Member]
IfrsStatementLineItems [Line Items]
Incorporated	Sweden
Ownership	100.00%	100.00%
Einride M E Freight Technologies L L C [Member]
IfrsStatementLineItems [Line Items]
Incorporated	United Arab Emirates
Ownership	100.00%	100.00%
Einride U S Inc [Member]
IfrsStatementLineItems [Line Items]
Incorporated	Delaware, USA
Ownership	100.00%	100.00%
Einride Inc [Member]
IfrsStatementLineItems [Line Items]
Incorporated	Delaware, USA
Ownership	100.00%	100.00%
Einride Logistics Inc [Member]
IfrsStatementLineItems [Line Items]
Incorporated	Delaware, USA
Ownership	100.00%	100.00%
Einride Autonomous Technologies U S In [Member]
IfrsStatementLineItems [Line Items]
Incorporated	Delaware, USA
Ownership	100.00%	100.00%
Einride Technologies Singapore Pte [Member]
IfrsStatementLineItems [Line Items]
Incorporated	Singapore
Ownership	0.00%	100.00%